Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2019
Subclassifications Of Assets Liabilities And Equities [Abstract]
Accounts payable and accrued liabilities
12.	Accounts payable and accrued liabilities
	December 31, 2019	December 31, 2018
Trade payables	20,228	11,070
Accrued and other liabilities	37,882	8,254
	58,110	19,324